Property, equipment and software, net	6 Months Ended
Jun. 30, 2022
Property, equipment and software, net
Property, equipment and software, net

5.Property, equipment and software, net

The following is a summary of property, equipment and software, net:

	December 31, 2021	June 30, 2022
	RMB	RMB
		(Unaudited)
Furniture and electronic equipment	5,307	5,307
Vehicles	243	243
Software	1,559	1,559
Leasehold improvement	5,080	5,080
Total property, equipment and software	12,189	12,189
Less: accumulated depreciation and amortization	(8,722)	(10,097)
Property, equipment and software, net	3,467	2,092

Depreciation expenses of property, equipment and software were RMB1.6 million and RMB1.4 million for the six months ended June 30, 2021 and 2022, respectively.